12. INTANGIBLE ASSETS (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Cash generating unity		R$ 3,821,688	R$ 3,759,259
Packaging [member] | Steel [member]
Disclosure of detailed information about intangible assets [line items]
Cash generating unity	[1]	158,748	158,748
Long steel [member] | Steel [member]
Disclosure of detailed information about intangible assets [line items]
Cash generating unity	[2]	451,127	388,698
Mining [member] | Minning [member]
Disclosure of detailed information about intangible assets [line items]
Cash generating unity	[3]	3,196,588	3,196,588
Other Steel [member] | Steel [member]
Disclosure of detailed information about intangible assets [line items]
Cash generating unity	[4]	15,225	15,225
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Cash generating unity		3,606,156	3,606,156
Goodwill [member] | Packaging [member] | Steel [member]
Disclosure of detailed information about intangible assets [line items]
Cash generating unity	[1]	158,748	158,748
Goodwill [member] | Long steel [member] | Steel [member]
Disclosure of detailed information about intangible assets [line items]
Cash generating unity	[2]	235,595	235,595
Goodwill [member] | Mining [member] | Minning [member]
Disclosure of detailed information about intangible assets [line items]
Cash generating unity	[3]	3,196,588	3,196,588
Goodwill [member] | Other Steel [member] | Steel [member]
Disclosure of detailed information about intangible assets [line items]
Cash generating unity	[4]	15,225	15,225
Trademarks and patents [member]
Disclosure of detailed information about intangible assets [line items]
Cash generating unity		215,532	153,103
Trademarks and patents [member] | Long steel [member] | Steel [member]
Disclosure of detailed information about intangible assets [line items]
Cash generating unity	[2]	R$ 215,532	R$ 153,103

[1]	The goodwill of the Packaging cash-generating unit is shown net of impairment loss in the amount of R$109,330, recognized in 2011.
[2]	The goodwill and trademark that are recorded in line item intangible assets at long steel segment, those transactions are derived from the business combination of Stahlwerk Thuringen GmbH ("SWT") and Gallardo Sections CSN. The assets mentioned are considered to have indefinite useful lives as they are expected to contribute indefinitely to the Company's cash flows.
[3]	Refers to the goodwill based on expectations for future profitability, resulting from the acquisition of Namisa by CSN Mineracao concluded in December 2015, which recoverability is tested annually.
[4]	On November 29, 2019, CSN acquired the stake held by CKTR Brasil Servicos Ltda., corresponding to 50% of CBSI's shares, and now holds 100% of CBSI's share capital.